Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CULLEN FUNDS TRUST
Entity Central Index Key	0001109957
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000117696
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMGX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$241	2.00%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 2,220,164,484
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 15,032,449
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,220,164,484 Number of Portfolio Holdings74 Advisory Fee (net of waivers)$15,032,449 Portfolio Turnover98%
C000117697
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMFX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.00%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 2,220,164,484
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 15,032,449
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,220,164,484 Number of Portfolio Holdings74 Advisory Fee (net of waivers)$15,032,449 Portfolio Turnover98%
C000263314
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMEX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Performance Inception Date	Nov. 24, 2025
AssetsNet	$ 2,220,164,484
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 15,032,449
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,220,164,484 Number of Portfolio Holdings74 Advisory Fee (net of waivers)$15,032,449 Portfolio Turnover98%
C000117698
Shareholder Report [Line Items]
Fund Name	Cullen Emerging Markets High Dividend Fund
Trading Symbol	CEMDX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$151	1.25%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 2,220,164,484
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 15,032,449
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,220,164,484 Number of Portfolio Holdings74 Advisory Fee (net of waivers)$15,032,449 Portfolio Turnover98%
C000163394
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income Fund
Trading Symbol	ENHCX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 144,255,359
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 652,823
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$144,255,359 Number of Portfolio Holdings45 Advisory Fee (net of waivers)$652,823 Portfolio Turnover127%
C000163395
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income Fund
Trading Symbol	ENHNX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 144,255,359
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 652,823
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$144,255,359 Number of Portfolio Holdings45 Advisory Fee (net of waivers)$652,823 Portfolio Turnover127%
C000163396
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income Fund
Trading Symbol	ENHRX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 144,255,359
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 652,823
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$144,255,359 Number of Portfolio Holdings45 Advisory Fee (net of waivers)$652,823 Portfolio Turnover127%
C000018479
Shareholder Report [Line Items]
Fund Name	Cullen High Dividend Equity Fund
Trading Symbol	CHVCX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 650,074,281
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,925,159
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$650,074,281 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$3,925,159 Portfolio Turnover17%
C000018480
Shareholder Report [Line Items]
Fund Name	Cullen High Dividend Equity Fund
Trading Symbol	CHDVX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 650,074,281
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,925,159
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$650,074,281 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$3,925,159 Portfolio Turnover17%
C000018478
Shareholder Report [Line Items]
Fund Name	Cullen High Dividend Equity Fund
Trading Symbol	CHDEX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 650,074,281
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,925,159
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$650,074,281 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$3,925,159 Portfolio Turnover17%
C000018482
Shareholder Report [Line Items]
Fund Name	Cullen International High Dividend Fund
Trading Symbol	CIHCX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.00%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 430,020,295
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,220,508
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$430,020,295 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$3,220,508 Portfolio Turnover121%
C000018483
Shareholder Report [Line Items]
Fund Name	Cullen International High Dividend Fund
Trading Symbol	CIHIX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 430,020,295
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,220,508
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$430,020,295 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$3,220,508 Portfolio Turnover121%
C000018481
Shareholder Report [Line Items]
Fund Name	Cullen International High Dividend Fund
Trading Symbol	CIHDX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 430,020,295
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,220,508
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$430,020,295 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$3,220,508 Portfolio Turnover121%
C000079421
Shareholder Report [Line Items]
Fund Name	Cullen Small Cap Value Fund
Trading Symbol	CUSCX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 9,849,130
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,849,130 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio Turnover41%
C000079420
Shareholder Report [Line Items]
Fund Name	Cullen Small Cap Value Fund
Trading Symbol	CUSIX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 9,849,130
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,849,130 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio Turnover41%
C000079419
Shareholder Report [Line Items]
Fund Name	Cullen Small Cap Value Fund
Trading Symbol	CUSRX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www.cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 9,849,130
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,849,130 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio Turnover41%
C000117699
Shareholder Report [Line Items]
Fund Name	Cullen Value Fund
Trading Symbol	CVLFX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.75%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 32,224,401
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,224,401 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio turnover18%
C000117700
Shareholder Report [Line Items]
Fund Name	Cullen Value Fund
Trading Symbol	CVLVX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 32,224,401
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,224,401 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio turnover18%
C000117701
Shareholder Report [Line Items]
Fund Name	Cullen Value Fund
Trading Symbol	CVLEX
Annual or Semi-Annual Statement [Text Block]	Annual
Additional Information Phone Number	800-644-6595
Additional Information Website	https://www/cullenfunds.com/US/P/Documents/Mutual-Funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
AssetsNet	$ 32,224,401
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$32,224,401 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$0 Portfolio turnover18%